Annual Total Returns - Fidelity® Puritan® Fund [BarChart] - 08.31 Fidelity Puritan Fund Retail PRO-07 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Retail Class	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	14.04%
Annual Return 2011	0.67%
Annual Return 2012	13.79%
Annual Return 2013	20.34%
Annual Return 2014	10.75%
Annual Return 2015	1.77%
Annual Return 2016	5.03%
Annual Return 2017	18.74%
Annual Return 2018	(4.16%)
Annual Return 2019	21.25%